Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Commitments of Short-Term Lease and Leases Not yet Commenced under Non-Cancellable Agreements	As of December 31, 2021, future minimum commitments under non-cancelable agreements were as follows:
Rental
RMB
2022	484

Schedule of Capital and Other Commitment

Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	Year ended December 31,
	2020	2021
Property, plant and equipment	—	116,527